LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.84%
Aerospace & Defense–2.41%
Boeing	4,200	$ 1,601,964
L3 Technologies	12,909	2,664,031
Raytheon	14,376	2,617,582
United Technologies	8,135	1,048,520
		7,932,097
Air Freight & Logistics–0.42%
United Parcel Service Class B	12,349	1,379,877
		1,379,877
Airlines–0.53%
†JetBlue Airways	39,100	639,676
Southwest Airlines	17,900	929,189
†United Continental Holdings	2,100	167,538
		1,736,403
Auto Components–0.35%
Goodyear Tire & Rubber	34,500	626,175
Lear	3,800	515,698
		1,141,873
Automobiles–0.21%
†Tesla	2,500	699,650
		699,650
Banks–4.84%
Associated Banc-Corp	8,100	172,935
Bank of America	72,723	2,006,428
CIT Group	14,700	705,159
Citigroup	2,900	180,438
Fifth Third Bancorp	28,200	711,204
First Horizon National	35,800	500,484
JPMorgan Chase & Co.	46,278	4,684,722
KeyCorp	10,800	170,100
PNC Financial Services Group	4,943	606,308
Popular	3,400	177,242
Regions Financial	11,900	168,385
Sterling Bancorp	63,264	1,178,608
US Bancorp	23,278	1,121,767
Wells Fargo & Co.	59,231	2,862,042
Zions Bancorp	14,700	667,527
		15,913,349
Beverages–0.82%
Coca-Cola	28,629	1,341,555
PepsiCo	11,059	1,355,280
		2,696,835
Biotechnology–5.91%
†Aduro Biotech	1,283	5,106
†Agios Pharmaceuticals	10,807	728,824
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alkermes	10,549	$ 384,933
Amgen	20,296	3,855,834
†Biogen	26,647	6,298,818
†Exelixis	33,400	794,920
Gilead Sciences	12,515	813,600
†ImmunoGen	1,311	3,553
†Ionis Pharmaceuticals	28,396	2,304,903
†ProQR Therapeutics	2,951	40,930
†Regeneron Pharmaceuticals	2,000	821,240
†Ultragenyx Pharmaceutical	3,465	240,333
†Vertex Pharmaceuticals	16,643	3,061,480
†Voyager Therapeutics	2,435	46,606
		19,401,080
Building Products–0.72%
Johnson Controls International	63,680	2,352,339
		2,352,339
Capital Markets–0.80%
Affiliated Managers Group	3,400	364,174
Bank of New York Mellon	10,715	540,358
Cboe Global Markets	1,900	181,336
CME Group	5,903	971,516
Cohen & Steers	13,472	569,461
		2,626,845
Chemicals–2.63%
Air Products & Chemicals	6,204	1,184,716
CF Industries Holdings	4,500	183,960
DowDuPont	13,457	717,393
Eastman Chemical	2,300	174,524
Ecolab	9,853	1,739,449
Huntsman	32,400	728,676
LyondellBasell Industries Class A	2,200	184,976
Olin	28,500	659,490
PPG Industries	21,619	2,440,136
Westlake Chemical	9,500	644,670
		8,657,990
Commercial Services & Supplies–0.47%
Waste Management	15,033	1,562,079
		1,562,079
Communications Equipment–1.26%
Cisco Systems	77,005	4,157,500
		4,157,500
Construction & Engineering–0.27%
Fluor	24,144	888,499
		888,499
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.31%
Vulcan Materials	8,520	$ 1,008,768
		1,008,768
Consumer Finance–0.70%
Navient	61,500	711,555
Santander Consumer USA Holdings	36,300	767,019
Synchrony Financial	25,500	813,450
		2,292,024
Diversified Financial Services–1.50%
†Berkshire Hathaway Class A	14	4,217,010
†Berkshire Hathaway Class B	3,600	723,204
		4,940,214
Diversified Telecommunication Services–1.81%
AT&T	84,346	2,645,090
Verizon Communications	55,745	3,296,202
		5,941,292
Electric Utilities–0.55%
Edison International	13,100	811,152
NextEra Energy	2,154	416,411
OGE Energy	4,500	194,040
Pinnacle West Capital	4,000	382,320
		1,803,923
Electrical Equipment–0.39%
Eaton	10,600	853,936
nVent Electric	8,311	224,231
Rockwell Automation	1,100	193,006
		1,271,173
Electronic Equipment, Instruments & Components–1.32%
Avnet	7,500	325,275
Dolby Laboratories Class A	8,514	536,126
Jabil	25,900	688,681
TE Connectivity	34,433	2,780,465
		4,330,547
Energy Equipment & Services–1.08%
Core Laboratories	28,817	1,986,356
National Oilwell Varco	32,875	875,790
Schlumberger	12,573	547,806
†Weatherford International PLC	210,409	146,865
		3,556,817
Entertainment–2.82%
†Liberty Media-Liberty Braves Class A	1,644	45,933
†Liberty Media-Liberty Braves Class C	2,949	81,894
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Liberty Media-Liberty Formula One Class A	4,112	$ 139,973
†Liberty Media-Liberty Formula One Class C	7,372	258,389
Lions Gate Entertainment Class B	15,192	229,399
†Madison Square Garden Class A	7,931	2,324,814
†Netflix	3,500	1,247,960
†Take-Two Interactive Software	7,500	707,775
Viacom Class B	7,861	220,658
Walt Disney	21,740	2,413,792
World Wrestling Entertainment Class A	18,263	1,584,863
		9,255,450
Equity Real Estate Investment Trusts–1.59%
American Tower	11,699	2,305,405
Brixmor Property Group	40,000	734,800
Host Hotels & Resorts	23,000	434,700
Kimco Realty	37,500	693,750
Medical Properties Trust	39,100	723,741
Sabra Health Care REIT	8,900	173,283
Senior Housing Properties Trust	12,900	151,962
		5,217,641
Food & Staples Retailing–0.87%
Kroger	28,100	691,260
Walmart	22,136	2,158,924
		2,850,184
Food Products–0.50%
Mondelez International Class A	17,431	870,156
†Pilgrim's Pride	34,800	775,692
		1,645,848
Gas Utilities–0.23%
Spire	2,400	197,496
UGI	10,000	554,200
		751,696
Health Care Equipment & Supplies–2.20%
†ABIOMED	1,200	342,708
Becton Dickinson & Co.	4,972	1,241,658
†Edwards Lifesciences	1,100	210,463
†Haemonetics	2,200	192,456
†Masimo	1,500	207,420
Medtronic	45,411	4,136,034
†Varian Medical Systems	5,600	793,632
†Wright Medical Group	3,727	117,214
		7,241,585

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–4.13%
†Amedisys	5,100	$ 628,626
Chemed	2,300	736,161
CVS Health	7,976	430,146
Humana	600	159,600
†Molina Healthcare	5,200	738,192
UnitedHealth Group	43,940	10,864,604
		13,557,329
Hotels, Restaurants & Leisure–0.67%
Cracker Barrel Old Country Store	4,600	743,406
McDonald's	5,143	976,656
†Norwegian Cruise Line Holdings	8,500	467,160
		2,187,222
Household Durables–0.34%
PulteGroup	26,500	740,940
Toll Brothers	10,000	362,000
		1,102,940
Household Products–0.56%
Procter & Gamble	17,628	1,834,193
		1,834,193
Independent Power and Renewable Electricity Producers–0.52%
AES	44,600	806,368
NRG Energy	21,000	892,080
		1,698,448
Industrial Conglomerates–1.19%
3M	5,664	1,176,866
Honeywell International	17,299	2,749,157
		3,926,023
Insurance–1.47%
American International Group	7,350	316,491
†Athene Holding Class A	4,300	175,440
CNA Financial	3,900	169,065
Mercury General	13,200	660,924
MetLife	20,777	884,477
Travelers	15,784	2,164,933
Unum Group	13,400	453,322
		4,824,652
Interactive Media & Services–4.15%
†Alphabet Class A	3,227	3,797,824
†Alphabet Class C	2,064	2,421,712
†Facebook Class A	17,800	2,967,082
†Liberty TripAdvisor Holdings Class A	3,920	55,625
†Snap Class A	80,500	887,110
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†TripAdvisor	12,000	$ 617,400
†Twitter	88,058	2,895,347
		13,642,100
Internet & Direct Marketing Retail–1.76%
†Amazon.com	2,716	4,836,517
†Booking Holdings	100	174,491
†Liberty Expedia Holdings Class A	3,797	162,512
†Qurate Retail	39,195	626,336
		5,799,856
IT Services–3.20%
†Akamai Technologies	11,000	788,810
Automatic Data Processing	16,016	2,558,396
DXC Technology	11,700	752,427
International Business Machines	7,947	1,121,322
Mastercard Class A	900	211,905
†PayPal Holdings	12,000	1,246,080
Science Applications International	1,155	88,877
Visa Class A	24,024	3,752,308
		10,520,125
Life Sciences Tools & Services–0.72%
Bruker	5,700	219,108
Thermo Fisher Scientific	7,834	2,144,322
		2,363,430
Machinery–0.76%
AGCO	3,900	271,245
Allison Transmission Holdings	6,000	269,520
Cummins	5,200	820,924
ITT	3,500	203,000
PACCAR	2,800	190,792
Parker-Hannifin	2,200	377,564
Pentair	8,146	362,578
		2,495,623
Media–7.22%
†AMC Networks Class A	36,963	2,098,020
CBS Class B	7,861	373,633
Comcast Class A	291,277	11,645,254
†Discovery Class A	81,189	2,193,727
†Discovery Class C	28,873	733,952
†GCI Liberty Class A	5,695	316,699
†Liberty Broadband Class A	19,345	1,772,776
†Liberty Broadband Class C	16,562	1,519,398
†Liberty Global Class A	6,992	174,241
†Liberty Global Class C	21,174	512,623
†Liberty Latin America Class A	1,222	23,633

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Latin America Class C	3,701	$ 71,984
†Liberty Media-Liberty SiriusXM Class A	16,448	627,985
†Liberty Media-Liberty SiriusXM Class C	29,488	1,127,621
†MSG Networks Class A	23,791	517,454
		23,709,000
Metals & Mining–0.64%
Freeport-McMoRan	61,279	789,886
Nucor	8,399	490,082
Southern Copper	21,000	833,280
		2,113,248
Multiline Retail–0.11%
Kohl's	2,800	192,556
Nordstrom	4,000	177,520
		370,076
Multi-Utilities–0.30%
CenterPoint Energy	20,000	614,000
Sempra Energy	2,907	365,875
		979,875
Oil, Gas & Consumable Fuels–4.76%
Anadarko Petroleum	77,611	3,529,748
Chevron	30,296	3,731,861
Encana	163,410	1,183,088
Exxon Mobil	33,568	2,712,295
HollyFrontier	3,400	167,518
Kinder Morgan	47,788	956,238
Phillips 66	15,311	1,457,148
Pioneer Natural Resources	6,033	918,705
Valero Energy	11,600	984,028
		15,640,629
Personal Products–0.20%
†Herbalife Nutrition	12,400	657,076
		657,076
Pharmaceuticals–4.71%
Allergan	22,517	3,296,714
†Bausch Health Companies	15,412	380,676
Bristol-Myers Squibb	20,500	978,055
Eli Lilly & Co.	1,600	207,616
Johnson & Johnson	25,086	3,506,772
Merck & Co.	56,629	4,709,834
Pfizer	56,297	2,390,934
		15,470,601
Professional Services–0.38%
Insperity	2,500	309,150
ManpowerGroup	2,300	190,187
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Robert Half International	11,400	$ 742,824
		1,242,161
Real Estate Management & Development–0.14%
Realogy Holdings	39,500	450,300
		450,300
Road & Rail–0.42%
Ryder System	6,000	371,940
Union Pacific	6,000	1,003,200
		1,375,140
Semiconductors & Semiconductor Equipment–3.41%
ASML Holding (New York shares)	2,060	387,383
Broadcom	16,762	5,040,501
†Cree	37,205	2,128,870
Intel	33,071	1,775,913
†Mellanox Technologies	2,900	343,244
Texas Instruments	5,335	565,883
Versum Materials	19,000	955,890
		11,197,684
Software–7.81%
†Adobe Systems	15,019	4,002,413
†Autodesk	22,473	3,501,743
Citrix Systems	13,768	1,372,119
†FireEye	2,790	46,844
†Fortinet	6,800	570,996
LogMeIn	909	72,811
Microsoft	84,990	10,023,721
†Nuance Communications	89,374	1,513,102
Oracle	38,561	2,071,111
†Palo Alto Networks	1,000	242,880
†Pluralsight Class A	5,900	187,266
†salesforce.com	3,402	538,775
SAP SE ADR	6,686	771,965
†Tableau Software Class A	5,900	750,952
		25,666,698
Specialty Retail–2.25%
†CarMax	3,100	216,380
Dick's Sporting Goods	5,100	187,731
Home Depot	26,356	5,057,453
TJX	33,051	1,758,644
†Urban Outfitters	5,800	171,912
		7,392,120
Technology Hardware, Storage & Peripherals–3.98%
Apple	38,953	7,399,122
Seagate Technology	94,277	4,514,926
Western Digital	24,531	1,178,960
		13,093,008

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.45%
†Deckers Outdoor	1,300	$ 191,087
NIKE Class B	13,000	1,094,730
Tapestry	5,500	178,695
		1,464,512
Thrifts & Mortgage Finance–0.09%
New York Community Bancorp	25,256	292,212
		292,212
Tobacco–0.46%
Altria Group	3,800	218,234
Philip Morris International	14,600	1,290,494
		1,508,728
Trading Companies & Distributors–0.29%
†NOW	5,586	77,981
WW Grainger	2,869	863,368
		941,349
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.24%
†Sprint	60,000	$ 339,000
Telephone & Data Systems	5,300	162,869
†United States Cellular	6,000	275,460
		777,329
Total Common Stock (Cost $301,697,864)		311,547,265

MONEY MARKET FUND–5.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	16,996,431	16,996,431
Total Money Market Fund (Cost $16,996,431)		16,996,431

TOTAL INVESTMENTS–100.01% (Cost $318,694,295)	328,543,696
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(45,734)
NET ASSETS APPLICABLE TO 26,119,206 SHARES OUTSTANDING–100.00%	$328,497,962

† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
1	E-mini Russell 2000 Index	$77,190	$78,027	6/21/19	$—	$(837)
41	E-mini S&P 500 Index	5,817,490	5,755,848	6/21/19	61,642	—
3	E-mini S&P MidCap 400 Index	570,300	571,056	6/21/19	—	(756)
2	Euro STOXX 50 Index	73,407	72,468	6/21/19	939	—
Total Futures Contracts					$62,581	$(1,593)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly LVIP Blended Core Equity Managed Volatility Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,932,097	$—	$—	$7,932,097
Air Freight & Logistics	1,379,877	—	—	1,379,877
Airlines	1,736,403	—	—	1,736,403
Auto Components	1,141,873	—	—	1,141,873
Automobiles	699,650	—	—	699,650
Banks	15,913,349	—	—	15,913,349
Beverages	2,696,835	—	—	2,696,835
Biotechnology	19,401,080	—	—	19,401,080
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Building Products	$2,352,339	$—	$—	$2,352,339
Capital Markets	2,626,845	—	—	2,626,845
Chemicals	7,940,597	717,393	—	8,657,990
Commercial Services & Supplies	1,562,079	—	—	1,562,079
Communications Equipment	4,157,500	—	—	4,157,500
Construction & Engineering	888,499	—	—	888,499
Construction Materials	1,008,768	—	—	1,008,768
Consumer Finance	2,292,024	—	—	2,292,024
Diversified Financial Services	4,940,214	—	—	4,940,214
Diversified Telecommunication Services	5,941,292	—	—	5,941,292
Electric Utilities	1,803,923	—	—	1,803,923
Electrical Equipment	1,271,173	—	—	1,271,173
Electronic Equipment, Instruments & Components	4,330,547	—	—	4,330,547
Energy Equipment & Services	3,556,817	—	—	3,556,817
Entertainment	9,255,450	—	—	9,255,450
Equity Real Estate Investment Trusts	5,217,641	—	—	5,217,641
Food & Staples Retailing	2,850,184	—	—	2,850,184
Food Products	1,645,848	—	—	1,645,848
Gas Utilities	751,696	—	—	751,696
Health Care Equipment & Supplies	7,241,585	—	—	7,241,585
Health Care Providers & Services	13,557,329	—	—	13,557,329
Hotels, Restaurants & Leisure	2,187,222	—	—	2,187,222
Household Durables	1,102,940	—	—	1,102,940
Household Products	1,834,193	—	—	1,834,193
Independent Power and Renewable Electricity Producers	1,698,448	—	—	1,698,448
Industrial Conglomerates	3,926,023	—	—	3,926,023
Insurance	4,824,652	—	—	4,824,652
Interactive Media & Services	13,642,100	—	—	13,642,100
Internet & Direct Marketing Retail	5,799,856	—	—	5,799,856
IT Services	10,520,125	—	—	10,520,125
Life Sciences Tools & Services	2,363,430	—	—	2,363,430
Machinery	2,495,623	—	—	2,495,623
Media	23,709,000	—	—	23,709,000
Metals & Mining	2,113,248	—	—	2,113,248
Multiline Retail	370,076	—	—	370,076
Multi-Utilities	979,875	—	—	979,875
Oil, Gas & Consumable Fuels	15,640,629	—	—	15,640,629
Personal Products	657,076	—	—	657,076
Pharmaceuticals	15,470,601	—	—	15,470,601
Professional Services	1,242,161	—	—	1,242,161
Real Estate Management & Development	450,300	—	—	450,300
Road & Rail	1,375,140	—	—	1,375,140
Semiconductors & Semiconductor Equipment	11,197,684	—	—	11,197,684
Software	25,666,698	—	—	25,666,698
Specialty Retail	7,392,120	—	—	7,392,120
Technology Hardware, Storage & Peripherals	13,093,008	—	—	13,093,008
Textiles, Apparel & Luxury Goods	1,464,512	—	—	1,464,512
Thrifts & Mortgage Finance	292,212	—	—	292,212
Tobacco	1,508,728	—	—	1,508,728
Trading Companies & Distributors	941,349	—	—	941,349
Wireless Telecommunication Services	777,329	—	—	777,329
Money Market Fund	16,996,431	—	—	16,996,431
Total Investments	$327,826,303	$717,393	$—	$328,543,696
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contracts	$62,581	$—	$—	$62,581
Liabilities:
Futures Contracts	$(1,593)	$—	$—	$(1,593)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–8